NOTE 17 CONVERTIBLE DEBENTURES (Details 2) - December 31, 2019	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares
Statement [Line Items]
Unit price | $ / shares	$ 0.04
Expected volatility	100.00%
Expected dividend yield	0.00%
Risk-free rate	1.71%
Grant date fair value | $	$ 2,795
Miniimum
Statement [Line Items]
Expected life	3 months
Maxiimum
Statement [Line Items]
Expected life	4 months 2 days